Other Income - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)
Australia [Member]
Disclosure of Detailed Information about Other Income [Line Items]
Income from government grants related to research and development activity	$ 908	$ 1,353	$ 0	$ 1,407	$ 1,942
Director [Member]
Disclosure of Detailed Information about Other Income [Line Items]
Interest income on loans and receivables				$ 2